Consolidated Statements of Shareholders (Deficit) Equity - CAD ($)	Total	Common Shares	Accumulated Other Comprehensive Income Foreign Currency Translation	Common Shares Issuable	Reserves	Deficit	Total Shareholders Deficit	Noncontrolling Interest
Balance, shares at Jan. 31, 2021		51,445,842
Balance, amount at Jan. 31, 2021	$ (4,612,255)	$ 63,670,860	$ 109,647	$ 0	$ 22,618,544	$ (91,011,306)	$ (4,612,255)	$ 0
Statement [Line Items]
Common shares issued for services (Note 9(j)), shares		427,069
Common shares issued for services (Note 9(j)), amount	115,500	$ 143,850	0	0	(28,350)	0	115,500	0
Common shares issued for settlement of accounts payable and accrued liabilities (Note 9(j)), shares		23,724
Common shares issued for settlement of accounts payable and accrued liabilities (Note 9(j)), amount	40,331	$ 40,331	0	0	0	0	40,331	0
Common shares and warrants issued for cash, net (Notes 9(k), 9(n), 9(o), 9(p) and 9(q)), shares		25,760,190
Common shares and warrants issued for cash, net (Notes 9(k), 9(n), 9(o), 9(p) and 9(q)), amount	12,625,720	$ 11,465,829	0	0	1,159,891	0	12,625,720	0
Common shares issued, compensation options granted and cash paid as share issue costs (Notes 9(k), 9(n) and 9(o)), shares		1,212,115
Common shares issued, compensation options granted and cash paid as share issue costs (Notes 9(k), 9(n) and 9(o)), amount	(1,185,015)	$ (2,081,480)	0	0	896,465	0	(1,185,015)	0
Common shares issued on exercise of special warrants (Note 9(l)), shares		6,372,298
Common shares issued on exercise of special warrants (Note 9(l)), amount	0	$ 2,794,868	0	0	(2,794,868)	0	0	0
Issue costs of special warrants (Note 9(l))	0	(572,565)	0	0	572,565	0	0	0
Issue costs (Note 9(m))	(77,184)	(77,184)	0	0	0	0	(77,184)	0
Share-based payments (Notes 10(c) and 12)	1,231,400	0	0	0	1,231,400	0	1,231,400	0
Foreign currency translation adjustment of foreign operations	139,819	0	139,819	0	0	0	139,819	0
Net loss	(12,159,174)	0	0	0	0	(12,159,174)	(12,159,174)	0
Balance, amount at Jan. 31, 2022	(3,880,858)	$ 75,384,509	249,466	0	23,655,647	(103,170,480)	(3,880,858)	0
Balance, Shares at Jan. 31, 2022		85,241,238
Statement [Line Items]
Share-based payments (Notes 10(c) and 12)	951,065	$ 0	0	0	951,065	0	951,065	0
Foreign currency translation adjustment of foreign operations	(17,990)	0	(18,463)	0	0	0	(18,463)	473
Net loss	(9,372,772)	$ 0	0	0	0	(9,016,201)	(9,016,201)	(356,571)
Common shares issued for services (Note 9(f)), shares		162,500
Common shares issued for services (Note 9(f)), amount	29,737	$ 46,587	0	0	(16,850)	0	29,737	0
Common shares issued for cash (Note 9(h)), Shares		3,160,000
Common shares issued for cash (Note 9(h)), amount	807,604	$ 647,166	0	0	0	0	647,166	160,438
Subscriptions received (Note 9(i))	502,576	$ 0	0	74,000	0	0	74,000	428,576
Common shares issued for conversion of debenture (Notes 9(g)), Shares		1,540,135
Common shares issued for conversion of debenture (Notes 9(g)), amount	288,128	$ 493,253	0	0	(205,125)	0	288,128	0
Debt modification (Note 7(a))	197,205	0	0	0	197,205	0	197,205	0
Reduction of controlling interest without change in control (Note 13)	2,961,835	0	0	0	0	0	0	2,961,835
Balance, amount at Jan. 31, 2023	(7,533,470)	$ 76,571,515	231,003	74,000	24,581,942	(112,186,681)	(10,728,221)	3,194,751
Balance, Shares at Jan. 31, 2023		90,103,873
Statement [Line Items]
Share-based payments (Notes 10(c) and 12)	500,263	$ 0	0	0	500,263	0	500,263	0
Foreign currency translation adjustment of foreign operations	(4,941)	0	(4,612)	0	0	0	(4,612)	(329)
Net loss	(2,898,510)	$ 0	0	0	0	(2,889,032)	(2,889,032)	(9,478)
Common shares issued for cash (Notes 9(a), 9(b), 9(c), 9(d) and 9(e)), Shares		25,721,429
Common shares issued for cash (Notes 9(a), 9(b), 9(c), 9(d) and 9(e)), amount	2,180,506	$ 1,888,075	0	(74,000)	438,621	0	2,252,696	(72,190)
Equity component of convertible debentures (Note 7)	60,385	0	0	0	60,385	0	60,385	0
Balance, amount at Jan. 31, 2024	$ (7,695,767)	$ 78,459,590	$ 226,391	$ 0	$ 25,581,211	$ (115,075,713)	$ (10,808,521)	$ 3,112,754
Balance, Shares at Jan. 31, 2024		115,825,302